Expense Example (Invesco Moderately Conservative Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Moderately Conservative Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 649
3 Years	928
5 Years	1,228
10 Years	2,078
Class B, Invesco Moderately Conservative Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	681
3 Years	931
5 Years	1,308
10 Years	2,233
Class C, Invesco Moderately Conservative Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	281
3 Years	631
5 Years	1,108
10 Years	2,425
Class R, Invesco Moderately Conservative Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class R
1 Year	130
3 Years	478
5 Years	849
10 Years	1,893
Class Y, Invesco Moderately Conservative Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	80
3 Years	322
5 Years	584
10 Years	$ 1,333